Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions
3. Related Party Transactions

The General Partner is responsible for the operations of the Partnership and the Investment Manager makes all investment decisions and manages the investment portfolio of the Partnership. The Partnership pays the General Partner an allowance for organizational and offering costs not to exceed 2% of all capital contributions received by the Partnership. Because organizational and offering expenses will be paid as and to the extent they are incurred, organizational and offering expenses may be drawn disproportionately to the gross proceeds of each closing. The General Partner also has a promotional interest in the Partnership equal to 20% of all distributed distributable cash, after the Partnership has provided an 8% cumulative return, compounded annually, to the Limited Partners on their capital contributions. The General Partner has a 1% interest in the profits, losses and distributions of the Partnership. The General Partner will initially receive 1% of all distributed distributable cash which was accrued at December 31, 2014.

The Partnership pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Partnership’s Limited Partners’ capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Partnership’s Limited Partners’ capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the Partnership and will be adjusted in the future to reflect the total equity raised. For the years ended December 31, 2014 and 2013, the Partnership paid $1,500,000 and $875,000, respectively in management fee expense to the Investment Manager.

Securities is a Delaware limited liability company and is majority-owned subsidiary of the Partnership’s Investment Manager. Securities in its capacity as the Partnership’s selling agent receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Partnership receives from the sale of the Partnership’s Units to the General Partner or its affiliates). While Securities is initially acting as the Partnership’s exclusive selling agent, the Partnership may engage additional selling agents in the future.

For the years ended December 31, 2014 and 2013, the Partnership had the following transactions and balanced with Securities:

	Year Ended December 31, 2014	Year Ended December 31, 2013

Balance - beginning of year	$10,797	$—
Underwriting fees earned by Securities	543,990	196,395
Payments by the Partnership to Securities	(554,787)	(185,598)
Balance - end of year	$—	$10,797

For the years ended December 31, 2014 and 2013, the Partnership incurred the following underwriting fee transactions:

	Year Ended	Year Ended
	December 31, 2014	December 31, 2013
Underwriting discount incurred by the Partnership	$723,344	$540,160
Underwriting fees earned by Securities	543,990	196,395
Underwriting fees paid to outside brokers	596,601	7,210
Total underwriting fees	$1,863,935	$743,765

SQN AIF IV, GP LLC [Member]
Related Party Transactions

3. Related Party Transactions

The LLC is responsible for the day-to-day operations of the Fund and the Investment Manager makes all investment decisions and manages the investment portfolio. The Fund pays the LLC an allowance for organizational and offering costs not to exceed 2% of all capital contributions received by the Fund.

Because organizational and offering expenses will be paid as and to the extent they are incurred, organization and offering expenses may be drawn disproportionately to the gross proceeds of each closing. The LLC also has a promotional interest in the Fund equal to 20% of all distributed distributable cash after the Fund has provided an 8% cumulative return, compounded annually, to its Limited Partners on their capital contributions. The LLC has a 1% interest in the profits, losses and distributions of the Fund. The LLC will initially receive 1% of all distributable cash which, was accrued at December 31, 2014.

The Fund pays the Investment Manager during the Offering Period, Operating Period and the Liquidation Period a management fee equal to or the greater of, (i) 2.5% per annum of the aggregate offering proceeds, or (ii) $125,000, payable monthly, until such time as an amount equal to at least 15% of the Fund’s Limited Partners’ capital contributions have been returned to the Limited Partners, after which the monthly management fee will equal 100% of the management fee as initially calculated above, less 1% for each additional 1% of the Fund’s Limited Partners’ capital contributions returned to them, such amounts are measured on the last day of each month. The management fee is paid regardless of the performance of the Fund and will be adjusted in the future to reflect the total equity raised. For the years ended December 31, 2014 and 2013, the Fund paid $1,500,000 and $875,000, respectively, in management fee expense to the Investment Manager.

At December 31, 2014 and 2013, the LLC had a $100 investment in the Fund, which represents the general partnership interest the LLC owns in the Fund. The investment in the Fund is eliminated in consolidation.

SQN Securities, LLC, referred to as Securities, is a Delaware limited liability company and is majority-owned subsidiary of the Fund’s Investment Manager. Securities in its capacity as the Fund’s selling agent receives an underwriting fee of 3% of the gross proceeds from Limited Partners’ capital contributions (excluding proceeds, if any, the Fund receives from the sale of the Fund’s Units to the General Partner or its affiliates). While Securities is initially acting as the Fund’s exclusive selling agent, the Fund may engage additional selling agents in the future.

For the years ended December 31, 2014 and 2013, the Fund had the following transactions and balances with Securities:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Due to SQN Securities, LLC - beginning of year	$10,797	$—
Underwriting fees earned by Securities	543,990	196,395
Payments by the Fund to Securities	(554,787)	(185,598)

Due to SQN Securities, LLC - end of year	$—	$10,797

For the years ended December 31, 2014 and 2013, the Fund incurred the following underwriting fee transactions:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Underwriting discount incurred by the Fund	$723,344	$540,160
Underwriting fees earned by Securities	543,990	196,395
Underwriting fees paid to outside brokers	596,601	7,210
Total underwriting fees	$1,863,935	$743,765